SHAREHOLDERS' EQUITY - Number of shares authorized (Details) CAD / shares in Units, $ / shares in Units, CAD in Thousands, $ in Thousands					12 Months Ended
	Feb. 02, 2016	Aug. 01, 2014 CAD CAD / shares shares	Aug. 01, 2014 USD ($) shares	Sep. 23, 2013 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) shares	Feb. 29, 2016 CAD / shares	Feb. 29, 2016 USD ($) $ / shares	Aug. 01, 2014 USD ($) shares	May. 30, 2007 shares
Number of shares authorized
Aggregate gross proceeds from equity offering | $					$ 21,631
Fair value of warrant liability | $				$ 6,425
Common Shares
Number of shares authorized
Shares issued under public equity offering (in shares)					637,100
Aggregate gross proceeds from equity offering | $					$ 21,631
Share consolidation ratio	0.04
Warrants
Number of shares authorized
Numbers of common shares each warrant may be converted into									0.04
Public Equity Offering September 23 2013
Number of shares authorized
Shares issued under public equity offering (in shares)				11,910,000
Shares issued under public equity offering (in dollars per share) | $ / shares				$ 2.10
Aggregate gross proceeds from equity offering | $				$ 25,011
Net realized proceeds from equity offering | $				22,434
Exercise price, warrants | $ / shares							$ 32.50
Fair value of warrant liability | $				$ 6,425			$ 3
Public Equity Offering September 23 2013 | Common Shares
Number of shares authorized
Shares issued				1
Public Equity Offering September 23 2013 | Warrants
Number of shares authorized
Shares issued				0.75
Public Equity Offering September 23 2013 | Scenario 1 | Warrants
Number of shares authorized
Numbers of common shares each warrant may be converted into				1
Exercise price, warrants | $ / shares				$ 2.70
Public Equity Offering September 23 2013 | Scenario 2 | Warrants
Number of shares authorized
Numbers of common shares each warrant may be converted into				0.04
Exercise price, warrants | $ / shares				$ 67.50
Public Equity Offering August 1 2014
Number of shares authorized
Shares issued under public equity offering (in shares)								15,927,500
Shares issued under public equity offering (in dollars per share) | CAD / shares		CAD 1.80
Aggregate gross proceeds from equity offering | CAD		CAD 28,670
Net realized proceeds from equity offering		CAD 26,184	$ 23,960
Exercise price, warrants | CAD / shares						CAD 56.25
Fair value of warrant liability | $							$ 117	$ 2,551
Public Equity Offering August 1 2014 | Common Shares
Number of shares authorized
Shares issued		1	1
Public Equity Offering August 1 2014 | Warrants
Number of shares authorized
Shares issued		0.5	0.5
Public Equity Offering August 1 2014 | Scenario 1 | Warrants
Number of shares authorized
Numbers of common shares each warrant may be converted into								1
Exercise price, warrants | CAD / shares		CAD 2.25
Public Equity Offering August 1 2014 | Scenario 2 | Warrants
Number of shares authorized
Numbers of common shares each warrant may be converted into								0.04
Exercise price, warrants | CAD / shares		CAD 56.25